COMMITMENTS AND CONTINGENCY (Long-Term Purchase Commitments - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCY [Abstract]
Rental expense under operating leases	$ 1,713,263	$ 1,349,017	$ 1,565,110
COMMITMENTS AND CONTINGENCIES [Line Items]
Future minimum purchase commitments under agreements to pay media costs	$ 106,233,000
Minimum [Member]
COMMITMENTS AND CONTINGENCIES [Line Items]
Term of agreements to pay media costs	5 years
Maximum [Member]
COMMITMENTS AND CONTINGENCIES [Line Items]
Term of agreements to pay media costs	10 years